Form N-CSR Cover	6 Months Ended
Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock California Municipal Series Trust
Entity Central Index Key	0000765199
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025